GOODWILL AND INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill and intangible assets, net
Period covered by financial budgets used in cash flow projections	5 years
Intangible assets other than goodwill
Goodwill and intangible assets, net
Balance at beginning of period	$ 20,787	$ 4,668
Additions during the year	5,243	2,633
Initially consolidated company		15,594
Amortization during the year	(3,457)	(2,331)
Currency translation differences	(2,148)	223
Balance at end of period	20,425	20,787
Intangible assets other than goodwill | Cost
Goodwill and intangible assets, net
Balance at beginning of period	73,105
Balance at end of period	71,580	73,105
Intangible assets other than goodwill | Accumulated depreciation
Goodwill and intangible assets, net
Balance at beginning of period	(52,318)
Balance at end of period	(51,155)	(52,318)
Development costs
Goodwill and intangible assets, net
Balance at beginning of period	5,309	4,090
Additions during the year	5,243	2,633
Amortization during the year	(1,829)	(1,243)
Currency translation differences	(449)	(171)
Balance at end of period	8,274	5,309
Development costs | Cost
Goodwill and intangible assets, net
Balance at beginning of period	46,489
Balance at end of period	46,961	46,489
Development costs | Accumulated depreciation
Goodwill and intangible assets, net
Balance at beginning of period	(41,180)
Balance at end of period	(38,687)	(41,180)
Contracts and others
Goodwill and intangible assets, net
Balance at beginning of period		578
Amortization during the year		(557)
Currency translation differences		(21)
Contracts and others | Cost
Goodwill and intangible assets, net
Balance at beginning of period	7,947
Balance at end of period	7,488	7,947
Contracts and others | Accumulated depreciation
Goodwill and intangible assets, net
Balance at beginning of period	(7,947)
Balance at end of period	(7,488)	(7,947)
Customer relations
Goodwill and intangible assets, net
Balance at beginning of period	14,929
Initially consolidated company		14,889
Amortization during the year	(1,526)	(413)
Currency translation differences	(1,666)	453
Balance at end of period	11,737	14,929
Customer relations | Cost
Goodwill and intangible assets, net
Balance at beginning of period	18,010
Balance at end of period	16,510	18,010
Customer relations | Accumulated depreciation
Goodwill and intangible assets, net
Balance at beginning of period	(3,081)
Balance at end of period	(4,773)	(3,081)
Information Technology
Goodwill and intangible assets, net
Balance at beginning of period	549
Initially consolidated company		705
Amortization during the year	(102)	(118)
Currency translation differences	(33)	(38)
Balance at end of period	414	549
Information Technology | Cost
Goodwill and intangible assets, net
Balance at beginning of period	659
Balance at end of period	621	659
Information Technology | Accumulated depreciation
Goodwill and intangible assets, net
Balance at beginning of period	(110)
Balance at end of period	(207)	(110)
Goodwill
Goodwill and intangible assets, net
Balance at beginning of period	37,508	18,168
Initially consolidated company		18,563
PPA adjustment	407
Currency translation differences	(4,170)	777
Balance at end of period	33,745	37,508
Goodwill | Cost
Goodwill and intangible assets, net
Balance at beginning of period	37,508
Balance at end of period	$ 33,745	$ 37,508